OTHER LONG TERM ASSETS (Details)	3 Months Ended	6 Months Ended
	Sep. 30, 2015 USD ($) vessel	Jun. 30, 2017 USD ($) vessel	Jun. 30, 2016 USD ($)
Other Long Term Assets [Roll Forward]
Balance at December 31, 2016		$ 7,527,000
Reductions in Other Assets, Amount		(250,000)
Increase (Decrease) in Other Noncurrent Assets		250,000
Additions credited to income		1,779,000
Balance at June 30, 2017		$ 8,806,000	$ 8,806,000
Lease term		10 years
Ship Finance International Limited
Other Long Term Assets [Roll Forward]
Additions credited to income		$ 1,800,000	3,300,000
Number of vessels sold and leased back | vessel	8	8
Lease term	10 years
KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member] | Ship Finance International Limited
Other Long Term Assets [Roll Forward]
Daily time charter rate in first period	$ 17,600
Contractual charter term in first period	7 years
Daily time charter rate in second period	$ 14,900
Contractual charter term in second period	3 years
Daily operating expenses rate	$ 7,000
Purchase option net of sellers credit		$ 112,000,000	112,000,000
Contractual charter term	10 years
Charter term extension	3 years	3 years
Daily time charter rate, extension	$ 14,900		$ 14,900
Other Long Term Assets [Member]
Other Long Term Assets [Roll Forward]
Balance at December 31, 2016		$ 2,000,000
Reductions in Other Assets, Amount		(250,000)
Increase (Decrease) in Other Noncurrent Assets		250,000
Balance at June 30, 2017		$ 1,500,000
Other long term assets acquired upon the merger, interest rate		1.00%
Interest Income, Other		$ 10,700
Prepaid Charter Hire Expenses [Member] | Ship Finance International Limited
Other Long Term Assets [Roll Forward]
Balance at December 31, 2016		5,184,000
Additions credited to income		1,836,000
Balance at June 30, 2017		7,020,000
Deferred Tax Asset [Domain]
Other Long Term Assets [Roll Forward]
Balance at December 31, 2016		343,000
Deferred Tax Assets, Tax Deferred Expense		(57,000)
Balance at June 30, 2017		$ 286,000